Royalty interests (Details Narrative) - USD ($) $ in Thousands				1 Months Ended		12 Months Ended
	Sep. 03, 2025	May 15, 2025	May 14, 2024	Dec. 23, 2025	Sep. 26, 2025	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Legal and professional fees					$ 169	$ (870)	$ (163)
Share-based compensation						1,992	2,140
Total cash consideration					55,950
Impairment charges						764	0
Deferred royalty acquisitions						69
Exploration and Evaluation Assets (Carrying Amount)						4,329	$ 3,248
Wyloo North [Member]
Statement [Line Items]
Legal and professional fees	$ 24
Total cash consideration	$ 983
Dandoko [Member]
Statement [Line Items]
Legal and professional fees						4
Total cash consideration					4,000	$ 1,500
St Ives [Member]
Statement [Line Items]
Total cash consideration					$ 50
Stockman [Member]
Statement [Line Items]
Legal and professional fees				$ 21
Total cash consideration				$ 3,328
Castle Hill Royalty Portfolio [Member]
Statement [Line Items]
Legal and professional fees			$ 20
Total cash consideration			$ 3,120
Kanmantoo [Member]
Statement [Line Items]
Acquisition / Purchase Price		$ 11,752
Pre-acquisition royalty revenue adjustment		11,595
Legal and professional fees		96
Share-based compensation		$ 61